Convertible Promissory Note	12 Months Ended
Dec. 31, 2020
Convertible Promissory Note [Abstract]
CONVERTIBLE PROMISSORY NOTE

NOTE 14—CONVERTIBLE PROMISSORY NOTE

On April 5, 2019, 1847 Holdings, Holdco and the Company (collectively, "1847") entered into a securities purchase agreement with Leonite Capital LLC, a Delaware limited liability company ("Leonite"), pursuant to which 1847 issued to Leonite a secured convertible promissory note in the aggregate principal amount of $714,286. As additional consideration for the purchase of the note, (i) 1847 Holdings issued to Leonite 50,000 common shares (valued at $137,500), (ii) 1847 Holdings issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco. As of December 31, 2019, the balance of the note was $584,943. As a result of this transaction, Leonite became a related party.

On May 11, 2020, 1847 and Leonite entered into a first amendment to secured convertible promissory note, pursuant to which the parties agreed (i) to extend the maturity date of the note to October 5, 2020, (ii) that 1847's failure to repay the note on the original maturity date of April 5, 2020 shall not constitute and event of default under the note and (iii) to increase the principal amount of the note by $207,145, as a forbearance fee. The Company accounted for this transaction as a loss on extinguishment of debt.

In connection with the amendment, (i) 1847 Holdings issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of 1847 Holdings' acquisition of Asien's Appliance, Inc., 1847 Holdings' wholly owned subsidiary 1847 Asien Inc. issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien Inc. The Company accounted for the issuance of the 200,000 additional warrants as a $566,711 loss on debt restructuring and an increase in additional paid-in-capital, representing the estimated fair value of the 200,000 additional warrants for a five-year period.

1847 Holdings issued 50,000 common shares valued at $137,500 and a debt-discount related to the warrants valued at $292,673. In the second quarter of 2020, the $137,500 value of the shares was transferred from a liability to 1847 Holdings to additional paid-in-capital. The Company amortized $129,343 of financing costs related to the shares and warrants in the year ended December 31, 2020.

Under the note, Leonite had the right at any time at its option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the note into fully paid and non-assessable common shares or any shares of capital stock or other securities of 1847 Holdings into which such common shares may be changed or reclassified.

On May 4, 2020, Leonite converted $100,000 of the outstanding balance of the note into 100,000 common shares of 1847 Holdings. The Company accounted for this transaction as a $100,000 reduction in the principal amount of the debt, a $175,000 loss on extinguishment of debt, and a $275,000 increase in additional paid-in-capital representing the fair value of the 1847 Holdings common shares on the conversion date.

On July 24, 2020, Leonite converted $50,000 of the outstanding balance of the note into 50,000 common shares of 1847 Holdings. The Company accounted for this transaction as a $50,000 reduction in the principal amount of the debt, a $50,000 loss on extinguishment of debt, and a $100,000 increase in additional paid-in-capital representing the fair value of the 1847 Holdings common shares on the conversion date.

As a result of the activity on this note, $948,856 was recorded as loss on extinguishment of debt for the year ended December 31, 2020.

On August 4, 2020, the Company used a portion of the proceeds from the IPO to repay the note in full. The total payoff amount was $780,653, consisting of principal of $771,431 and interest of $9,222.

On September 2, 2020, 1847 Holdings and Leonite entered into an amendment to the warrant issued on April 5, 2019, pursuant to which the warrant was amended to allow for the exercise of the warrant for 180,000 common shares of 1847 Holdings in exchange for Leonite's surrender of the remaining 20,000 common shares underlying that warrant, as well as all 200,000 common shares underlying the second warrant issued to Leonite on May 11, 2020. On September 18, 2020, Leonite exercised the warrant in accordance with the foregoing for 180,000 common shares of 1847 Holdings. As a result, both warrants have terminated.